Property, Plant and Equipment (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,492		$ 645	$ 2,425
Less: Accumulated depreciation	(78)		(8)	(453)
Property, plant and equipment, net	1,414		637	1,972
Depreciation Expense	78	$ 148	8
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	548		38	887
Machinery & equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	664		86	1,524
Computers & office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14		19	14
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 266		$ 502	$ 0